Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	George Putnam Balanced Fund
Entity Central Index Key	0000081259
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class A
Trading Symbol	PGEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of George Putnam Balanced Fund returned 10.77%. The Fund compares its performance to the George Putnam Blended Index† and the S&P 500 Index, which returned 11.50% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in data storage company Seagate Technology
↑	Overweight position in Oracle, a cloud application and platform services company
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Boeing, JBS USA Holdings, and certain capital securities in the banking sector

Top detractors from performance:
↓	Overweight position in technology company Advanced Micro Device
↓	Overweight position in Salesforce, a cloud-based software company
↓	In fixed income, overweight in Huntsman, a chemicals company that was downgraded to high yield
Use of derivatives and the impact on performance:
The Fund’s use of derivatives, in aggregate, contributed positively to results. Currency forwards had a small negative impact while futures and options added to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	10.77	9.39	9.01
Class A (with sales charge)	4.40	8.10	8.37
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
George Putnam Blended Index†	11.50	9.18	9.18
S&P 500 Index	16.33	15.88	13.66
[1]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,210,820,734
Holdings Count | $ / shares	703	[2]
Advisory Fees Paid, Amount	$ 10,861,303
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$2,210,820,734
Total Number of Portfolio Holdings*	703
Total Management Fee Paid	$10,861,303
Portfolio Turnover Rate	97%
[2]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition*,† (% of Total Investments)	[3],[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class C
Trading Symbol	PGPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.66%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of George Putnam Balanced Fund returned 10.00%. The Fund compares its performance to the George Putnam Blended Index† and the S&P 500 Index, which returned 11.50% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in data storage company Seagate Technology
↑	Overweight position in Oracle, a cloud application and platform services company
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Boeing, JBS USA Holdings, and certain capital securities in the banking sector

Top detractors from performance:
↓	Overweight position in technology company Advanced Micro Device
↓	Overweight position in Salesforce, a cloud-based software company
↓	In fixed income, overweight in Huntsman, a chemicals company that was downgraded to high yield
Use of derivatives and the impact on performance:
The Fund’s use of derivatives, in aggregate, contributed positively to results. Currency forwards had a small negative impact while futures and options added to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	10.00	8.57	8.36
Class C (with sales charge)	9.00	8.57	8.36
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
George Putnam Blended Index†	11.50	9.18	9.18
S&P 500 Index	16.33	15.88	13.66
[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,210,820,734
Holdings Count | $ / shares	703	[6]
Advisory Fees Paid, Amount	$ 10,861,303
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$2,210,820,734
Total Number of Portfolio Holdings*	703
Total Management Fee Paid	$10,861,303
Portfolio Turnover Rate	97%
[6]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition*,† (% of Total Investments)	[7],[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class M
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class M
Trading Symbol	PGEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$148	1.41%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class M shares of George Putnam Balanced Fund returned 10.27%. The Fund compares its performance to the George Putnam Blended Index† and the S&P 500 Index, which returned 11.50% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in data storage company Seagate Technology
↑	Overweight position in Oracle, a cloud application and platform services company
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Boeing, JBS USA Holdings, and certain capital securities in the banking sector

Top detractors from performance:
↓	Overweight position in technology company Advanced Micro Device
↓	Overweight position in Salesforce, a cloud-based software company
↓	In fixed income, overweight in Huntsman, a chemicals company that was downgraded to high yield
Use of derivatives and the impact on performance:
The Fund’s use of derivatives, in aggregate, contributed positively to results. Currency forwards had a small negative impact while futures and options added to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class M	10.27	8.84	8.47
Class M (with sales charge)	6.41	8.07	8.08
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
George Putnam Blended Index†	11.50	9.18	9.18
S&P 500 Index	16.33	15.88	13.66
[9]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,210,820,734
Holdings Count | $ / shares	703	[10]
Advisory Fees Paid, Amount	$ 10,861,303
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$2,210,820,734
Total Number of Portfolio Holdings*	703
Total Management Fee Paid	$10,861,303
Portfolio Turnover Rate	97%
[10]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition*,† (% of Total Investments)	[11],[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class R
Trading Symbol	PGPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$122	1.16%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of George Putnam Balanced Fund returned 10.49%. The Fund compares its performance to the George Putnam Blended Index† and the S&P 500 Index, which returned 11.50% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in data storage company Seagate Technology
↑	Overweight position in Oracle, a cloud application and platform services company
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Boeing, JBS USA Holdings, and certain capital securities in the banking sector

Top detractors from performance:
↓	Overweight position in technology company Advanced Micro Device
↓	Overweight position in Salesforce, a cloud-based software company
↓	In fixed income, overweight in Huntsman, a chemicals company that was downgraded to high yield
Use of derivatives and the impact on performance:
The Fund’s use of derivatives, in aggregate, contributed positively to results. Currency forwards had a small negative impact while futures and options added to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R	10.49	9.10	8.74
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
George Putnam Blended Index†	11.50	9.18	9.18
S&P 500 Index	16.33	15.88	13.66
[13]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,210,820,734
Holdings Count | $ / shares	703	[14]
Advisory Fees Paid, Amount	$ 10,861,303
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$2,210,820,734
Total Number of Portfolio Holdings*	703
Total Management Fee Paid	$10,861,303
Portfolio Turnover Rate	97%
[14]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition*,† (% of Total Investments)	[15],[16]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class R5
Trading Symbol	PGELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R5 shares of George Putnam Balanced Fund returned 11.05%. The Fund compares its performance to the George Putnam Blended Index† and the S&P 500 Index, which returned 11.50% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in data storage company Seagate Technology
↑	Overweight position in Oracle, a cloud application and platform services company
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Boeing, JBS USA Holdings, and certain capital securities in the banking sector

Top detractors from performance:
↓	Overweight position in technology company Advanced Micro Device
↓	Overweight position in Salesforce, a cloud-based software company
↓	In fixed income, overweight in Huntsman, a chemicals company that was downgraded to high yield
Use of derivatives and the impact on performance:
The Fund’s use of derivatives, in aggregate, contributed positively to results. Currency forwards had a small negative impact while futures and options added to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R5	11.05	9.66	9.30
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
George Putnam Blended Index†	11.50	9.18	9.18
S&P 500 Index	16.33	15.88	13.66
[17]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,210,820,734
Holdings Count | $ / shares	703	[18]
Advisory Fees Paid, Amount	$ 10,861,303
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$2,210,820,734
Total Number of Portfolio Holdings*	703
Total Management Fee Paid	$10,861,303
Portfolio Turnover Rate	97%
[18]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition*,† (% of Total Investments)	[19],[20]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class R6
Trading Symbol	PGEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of George Putnam Balanced Fund returned 11.16%. The Fund compares its performance to the George Putnam Blended Index† and the S&P 500 Index, which returned 11.50% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in data storage company Seagate Technology
↑	Overweight position in Oracle, a cloud application and platform services company
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Boeing, JBS USA Holdings, and certain capital securities in the banking sector

Top detractors from performance:
↓	Overweight position in technology company Advanced Micro Device
↓	Overweight position in Salesforce, a cloud-based software company
↓	In fixed income, overweight in Huntsman, a chemicals company that was downgraded to high yield
Use of derivatives and the impact on performance:
The Fund’s use of derivatives, in aggregate, contributed positively to results. Currency forwards had a small negative impact while futures and options added to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	11.16	9.74	9.40
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
George Putnam Blended Index†	11.50	9.18	9.18
S&P 500 Index	16.33	15.88	13.66
[21]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,210,820,734
Holdings Count | $ / shares	703	[22]
Advisory Fees Paid, Amount	$ 10,861,303
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$2,210,820,734
Total Number of Portfolio Holdings*	703
Total Management Fee Paid	$10,861,303
Portfolio Turnover Rate	97%
[22]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition*,† (% of Total Investments)	[23],[24]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class Y
Trading Symbol	PGEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of George Putnam Balanced Fund returned 11.09%. The Fund compares its performance to the George Putnam Blended Index† and the S&P 500 Index, which returned 11.50% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in data storage company Seagate Technology
↑	Overweight position in Oracle, a cloud application and platform services company
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Boeing, JBS USA Holdings, and certain capital securities in the banking sector

Top detractors from performance:
↓	Overweight position in technology company Advanced Micro Device
↓	Overweight position in Salesforce, a cloud-based software company
↓	In fixed income, overweight in Huntsman, a chemicals company that was downgraded to high yield
Use of derivatives and the impact on performance:
The Fund’s use of derivatives, in aggregate, contributed positively to results. Currency forwards had a small negative impact while futures and options added to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class Y	11.09	9.66	9.29
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
George Putnam Blended Index†	11.50	9.18	9.18
S&P 500 Index	16.33	15.88	13.66
[25]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,210,820,734
Holdings Count | $ / shares	703	[26]
Advisory Fees Paid, Amount	$ 10,861,303
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$2,210,820,734
Total Number of Portfolio Holdings*	703
Total Management Fee Paid	$10,861,303
Portfolio Turnover Rate	97%
[26]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition*,† (% of Total Investments)	[27],[28]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
†	Certain categories may represent less than 0.1%.

[5]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Does not include derivatives, except purchased options, if any.

[8]
†	Certain categories may represent less than 0.1%.

[9]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
†	Certain categories may represent less than 0.1%.

[13]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
†	Certain categories may represent less than 0.1%.

[17]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Does not include derivatives, except purchased options, if any.

[20]
†	Certain categories may represent less than 0.1%.

[21]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[22]
*	Does not include derivatives, except purchased options, if any.

[23]
*	Does not include derivatives, except purchased options, if any.

[24]
†	Certain categories may represent less than 0.1%.

[25]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[26]
*	Does not include derivatives, except purchased options, if any.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
†	Certain categories may represent less than 0.1%.